REVENUE (Disaggregation of Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 219,711	$ 240,047
E Commerce services
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	2,847	15,384
Fang membership services
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	634	2,752
Direct sales services
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	869	5,294
Sub lease services
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	1,145	6,402
Other
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	199	936
Marketing services
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	94,639	98,377
Listing services
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	63,471	81,741
Financial services
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	9,561	18,060
Value-added services
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	5,893	5,182
Leads generation Services
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 43,300	$ 21,303